Financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedules of financial investments

	2023	2022
	£m	£m
Treasury and other eligible bills	4,808	3,712
Debt securities	27,724	21,873
Equity securities	50,020	38,330
Trading securities	82,552	63,915
Loans and advances to banks[1]	5,094	3,987
Loans and advances to customers[1]	13,050	11,976
At 31 Dec	100,696	79,878
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2023	2022
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	16,027	14,581
– debt securities	2,131	1,975
– equity securities	13,896	12,606
Loans and advances to banks and customers	2,814	971
Other	227	329
At 31 Dec	19,068	15,881

Carrying amount of financial investments
	2023	2022
	£m	£m
Financial investments measured at fair value through other comprehensive income	37,507	29,356
– treasury and other eligible bills	1,469	1,447
– debt securities	35,618	27,710
– equity securities	80	109
– other instruments[1]	340	90
Debt instruments measured at amortised cost	8,861	3,248
– treasury and other eligible bills	723	1,030
– debt securities	8,138	2,218
At 31 Dec	46,368	32,604
1    'Other instruments’ are comprised of loans and advances.

Equity instruments measured at fair value through other comprehensive income

Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income - Contracts measured under the modified retrospective approach

	2023	2022
	£m	£m
Balance at 1 Jan	(808)	459
Net change in fair value	363	(1,665)
Net amount reclassified to profit or loss	(5)	(1)
Related income tax	(93)	430
Foreign exchange and other	17	(31)
Balance at 31 Dec	(526)	(808)

Equity instruments measured at fair value through other comprehensive income
	Instruments held at year end
	Fair value	Dividends recognised
Type of equity instruments	£m	£m
Business facilitation	68	1
Investments required by central institutions	12	—
Others	—	—
At 31 Dec 2023	80	1

Business facilitation	77	—
Investments required by central institutions	31	—
Others	1	—
At 31 Dec 2022	109	—